Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Income (loss) from continuing operations before non-controlling interests	$ (7,387,225)	$ (3,377,240)	$ 334,298
Loss from discontinued operation, net of tax	(81,605)	(36,404)	(57,376)
Net income (loss)	(7,468,830)	(3,413,644)	276,922
Other comprehensive income (loss)
Foreign currency translation adjustment	(2,963,843)	973,379	438,839
Unrealized gain or loss in available-for-sale debt investments	(58,461)	58,461
Comprehensive income (loss)	(10,491,134)	(2,381,804)	715,761
Less: Comprehensive income (loss) attributable to non-controlling interests	(1,117,034)	(257,185)	171,477
Comprehensive income (loss) attributable to EZGO Technologies Ltd.’s shareholders	$ (9,374,100)	$ (2,124,619)	$ 544,284